Subsequent Events (Details)	Jan. 20, 2026 USD ($)	Jan. 20, 2026 CNY (¥)	Nov. 20, 2025 USD ($) $ / shares	Sep. 25, 2025 USD ($)	Dec. 30, 2025 USD ($) $ / shares shares	Dec. 28, 2025 shares	Nov. 29, 2025 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares
Subsequent Events [Line Items]
Shares purchase from the seller percentage				30.00%
Purchase value from the seller (in Dollars) | $				$ 8,100,000
Authorized share capital									100,000,000
Ordinary share									14,591,942
Ordinary share par value (in Dollars per share) | $ / shares									$ 0.0005
Common Stock, Value, Issued (in Dollars) | $									$ 7,296
Subsequent Event [Member]
Subsequent Events [Line Items]
Sales agent commission rate			3.50%
Offering price (in Dollars) | $			$ 200,000,000
Authorized share capital							100,000,000
Ordinary stock shares						122,001,406
Ordinary stock shares adjustment						1,220,015
Ordinary share beneficially					100,625
Ordinary stock share vote					2,012,500
Ordinary shares voting percentage					55.30%
Advance payment	$ 1,506,456	¥ 10,500,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital								400,000,000
Ordinary share								95,998,776
Ordinary share par value (in Dollars per share) | $ / shares								$ 0.0005
Common Stock, Value, Issued (in Dollars) | $								$ 48,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share							16,000,000
Ordinary share par value (in Dollars per share) | $ / shares							$ 5
Ordinary stock shares						121,925,481
Ordinary stock shares adjustment						1,219,255
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital								100,000,000
Ordinary share								7,592,500
Ordinary share par value (in Dollars per share) | $ / shares								$ 0.0005
Common Stock, Value, Issued (in Dollars) | $								$ 3,796
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share					100,000		4,000,000
Ordinary share par value (in Dollars per share) | $ / shares					$ 5
Ordinary stock shares						75,925
Ordinary stock shares adjustment						760
Common Stock, Value, Issued (in Dollars) | $					$ 500,000
Sales Agent Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 0.05